ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 29, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company’s trade receivables are exposed to credit risk. The majority of the markets served by the Company are comprised of numerous individual accounts, none of which is individually significant. The Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated bad debt losses. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.

The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at March 29, 2013
$528	$632	$(88)	$1,072